Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed on a straight-line basis over estimated useful lives that range as follows:
Useful life
Buildings	50 years
Building improvements	3 to 15 years
Laboratory equipment	3 to 5 years
Transportation equipment	5 years
Office equipment	2 to 8 years
Other equipment	2 to 10 years
Leasehold improvements	the shorter of the estimated useful life or the lease term, which is 3 to 5 years

Schedule of Financial Statements

Balance sheet items, except for equity accounts

December 31, 2025	RMB6.9931 to $1; NTD31.3700 to $1

December 31, 2024	RMB7.2993 to $1; NTD32.7900 to $1

Statement of operations and comprehensive loss, and cash flows items

For the year ended December 31, 2025	RMB7.1875 to $1; NTD31.1663 to $1

For the year ended December 31, 2024	RMB7.1957 to $1; NTD32.1064 to $1

For the year ended December 31, 2023	RMB7.0809 to $1; NTD31.1525 to $1

Schedule of Suppliers Research and Development

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2023, 2024, and 2025:

	Years ended December 31,
	2023	2024	2025
Supplier
A	-	-	44%
B	*	*	31%
C	*	*	*
D	24%	27%	*
E	-	24%	-
F	22%	10%	*
G	15%	-	-
H	10%	-	-

*	Represents less than 10% of research and development expenses for the years ended December 31, 2023, 2024, and 2025.